Initial Public Offering (Details) - ALTIMAR ACQUISITION CORP. II [Member]	Feb. 09, 2021 $ / shares shares	Sep. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares shares
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants (in dollars per share)			$ 11.50
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Sale of Class A Ordinary Shares (in shares) | shares	4,500,000
Share Price	$ 10.00
Exercise price of warrants (in dollars per share)	11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Share Price	$ 10.00	$ 10.00
Number of shares in a unit (in shares) | shares	1
Number of warrants issued per unit (in shares)	0.25
Shares issuable per warrant (in shares) | shares	1
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Sale of Class A Ordinary Shares (in shares) | shares	34,500,000
Shares issued price per share			$ 10.00
Class A common stock | Over-allotment
Subsidiary, Sale of Stock [Line Items]
Share Price		10.00
Common stock shares subscribed but not issued | shares			34,500,000
Class A common stock | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Share Price	$ 10.00	$ 10.00
Common stock shares subscribed but not issued | shares			30,000,000